Taxation (Composition of Income Tax Expense, Current and Deferred Portions of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TAXATION [Abstract]
Income/(loss) from foreign entities	$ (62,555)	$ (79,263)	$ 5,371
Income from PRC entities	210,947	201,869	163,282
Income before income tax expense	148,392	122,606	168,653
Current income tax expense	13,990	38,625	9,109
Deferred income tax expense	50,008	1,524	11,403
Income tax expenses applicable to PRC entities	63,998	40,149	20,512
Foreign withholding tax expense	469	618	1,071
Income tax expense	$ 64,467	$ 40,767	$ 21,583